Basis of Presentation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Basis of Presentation and Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

A.	Unaudited Interim Financial Statements

The accompanying unaudited interim condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In management’s opinion, the unaudited interim financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of June 30, 2023, and the Company’s results of operations and cash flows for the six months ended June 30, 2023, and 2022. For further information, reference is made to the financial statements and footnotes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2022.

The results of operations for the three and six months ended June 30, 2023, are not necessarily indicative of the results that may be expected for the year ending December 31, 2023.

B.	Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed financial statements are identical to those applied in the preparation of the latest annual financial statements, other than:

Inventories

Inventories are stated at the lower of cost or market, with cost determined using the weighted-average method of inventory accounting. The Company capitalizes labor, material, subcontractor and overhead costs as work-in-process for contracts where control has not yet passed to the customer.

C.	Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.